SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	3 Months Ended
	Jul. 29, 2012	Mar. 31, 2012	Sep. 09, 2012	Jul. 19, 2012
Subsequent Event [Line Items]
Convertible Notes, amount converted	$ 230,000	$ 467
Convertible notes, shares issued	92,742	223,750
Bifurcated conversion feature allocated to equity	550,000	162
Additional shares issued	39,407	56,541
Conversion price	$ 0.48	$ 0.48
Reverse stock split ratio				4
Line of credit			$ 1,000,000